SHARE-BASED PAYMENTS - Option activity (Details) - Options incentive Plan	6 Months Ended
	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
SHARE-BASED PAYMENTS
Number of options, at the beginning	1,166,667	1,200,000
Number of options, granted during the period	93,600	0
Number of shares, exercised during the period	(2,000)
Number of options, effective at year/period end	1,258,267	1,200,000
Weighted average exercise price, at the beginning | $ / shares	$ 4.55	$ 4.55
Weighted average exercise price, granted during the year/period | $ / shares	5.55	0
Weighted average exercise price, exercised during the period | $ / shares	5.55
Weighted average exercise price, effective at period end | $ / shares	$ 4.62	$ 4.55
Charge of the plan recognized	$ 600,000